Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 146,763	$ 168,367
Debt instruments	2,029,669	2,065,123
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,306,886,675
Service costs	22,607,470	18,446,170
Change in financial assumptions	(4,810,081)	(150,264,079)
Change in demographic assumptions	2,500,266	2,403,864
For experience during the year	7,921,444	16,188,726
Reductions	9,014	1,971
Modifications to the pension plan	0	864,011
Defined benefit liabilities at end of year	$ 1,372,459,213	$ 1,306,886,675
Actuarial assumption of discount rates
Changes in Defined Benefit Obligations (DBO)
Percentage of increase in the assumed variation rate	9.42%	9.39%
Plan Assets
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 146,763	$ 168,367
Debt instruments	2,029,669	2,065,123
Total	2,176,432	2,233,490	$ 2,289,697
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,297,920,118	1,373,548,493
Service costs	22,602,882	17,582,708
Financing costs	117,844,359	112,801,977
Past service costs	14,518	524
Payments by the fund	(81,837,824)	(75,208,077)
Defined benefit liabilities at end of year	$ 1,362,164,696	$ 1,297,920,118